Property, Plant, and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Total depreciation and amortization	$ 3,829	$ 3,011	$ 12,897	$ 11,416	$ 7,441
Total depreciation			12,700	10,600	$ 6,700
Cost of property plant and equipment leased under capital lease arrangements			23,400	13,800
Accumulated depreciation of property plant and equipment under capital lease arrangements			$ 4,400	$ 2,400